Annual Fund Operating Expenses - Victory THB US Small Opportunities Fund	Mar. 15, 2021
Class A
Operating Expenses:
Management Fees	1.15%	[1]
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	3.57%	[1]
Total Annual Fund Operating Expenses	4.97%
Fee Waiver/Expense Reimbursement	(3.27%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.70%	[2]
Class I
Operating Expenses:
Management Fees	1.15%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.15%	[1]
Total Annual Fund Operating Expenses	1.30%
Fee Waiver/Expense Reimbursement	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	[2]

[1]	The Fund expects to commence operations upon the reorganization of the Fund with the THB Asset Management MicroCap Fund, a series of Advisors’ Inner Circle Fund (the “Predecessor Fund”). The reorganization is expected to occur after the close of business on April 30, 2021. “Management Fees” and “Other Expenses” are restated to reflect the Fund’s current management fees and other expenses estimated for the current fiscal year rather than the fees and expenses of the Predecessor Fund, which is the accounting survivor.
[2]	Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.70% and 1.25% of the Fund’s Class A and Class I shares, respectively, through at least April 30, 2023. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.